Shareholder Report, Average Annual Return (Details)								3 Months Ended	12 Months Ended	24 Months Ended	29 Months Ended	34 Months Ended	49 Months Ended	57 Months Ended	60 Months Ended	89 Months Ended
	Jun. 12, 2024	Sep. 14, 2022	Mar. 30, 2022	Nov. 15, 2021	Jul. 17, 2020	Dec. 13, 2019	Mar. 30, 2017	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000215070
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund
C000215077
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
C000215078
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
C000215079
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
C000215080
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Fisher Investments Institutional Group Stock Fund for Retirement Plans
C000215071
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Fisher Investments Institutional Group U.S. Large Cap Equity Enviromental and Social Value Fund
C000215072
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Fisher Investments Institutional Group U.S. Small Cap Equity Fund
C000234764
Average Annual Return [Line Items]
Line Graph and Table Measure Name			OneAscent Core Plus Bond ETF
C000237524
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OneAscent Emerging Markets ETF
C000237525
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OneAscent International Equity ETF
C000231861
Average Annual Return [Line Items]
Line Graph and Table Measure Name				OneAscent Large Cap Core ETF
C000249799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OneAscent Small Cap Core ETF
C000176086
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Tactical Multi-Purpose Fund
Without Sales Load [Member] | C000215070
Average Annual Return [Line Items]
Average Annual Return, Percent									17.32%				8.36%
Without Sales Load [Member] | C000215077
Average Annual Return [Line Items]
Average Annual Return, Percent									8.23%					0.15%
Without Sales Load [Member] | C000215078
Average Annual Return [Line Items]
Average Annual Return, Percent									30.13%					15.34%
Without Sales Load [Member] | C000215079
Average Annual Return [Line Items]
Average Annual Return, Percent									8.42%					0.34%
Without Sales Load [Member] | C000215080
Average Annual Return [Line Items]
Average Annual Return, Percent									30.02%					15.04%
Without Sales Load [Member] | C000215071
Average Annual Return [Line Items]
Average Annual Return, Percent									27.87%				17.50%
Without Sales Load [Member] | C000215072
Average Annual Return [Line Items]
Average Annual Return, Percent									9.69%				9.00%
Without Sales Load [Member] | C000234764
Average Annual Return [Line Items]
Average Annual Return, Percent									8.23%		0.61%
Without Sales Load [Member] | C000237524
Average Annual Return [Line Items]
Average Annual Return, Percent									10.26%	11.24%
Without Sales Load [Member] | C000237525
Average Annual Return [Line Items]
Average Annual Return, Percent									13.45%	17.97%
Without Sales Load [Member] | C000231861
Average Annual Return [Line Items]
Average Annual Return, Percent									23.31%			5.38%
Without Sales Load [Member] | C000249799
Average Annual Return [Line Items]
Average Annual Return, Percent								10.04%
Without Sales Load [Member] | C000176086
Average Annual Return [Line Items]
Average Annual Return, Percent									4.52%						1.21%	0.75%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Index
Average Annual Return, Percent									18.21%				8.16%
ICE BofA U.S. Broad Market Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Broad Market Bond Index
Average Annual Return, Percent									7.37%					(0.01%)
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Index
Average Annual Return, Percent									22.64%					10.48%
ICE BofA U.S. Broad Market Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Broad Market Bond Index
Average Annual Return, Percent									7.37%					(0.01%)
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Index
Average Annual Return, Percent									22.64%					10.48%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									27.14%				16.35%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent									26.60%				15.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent									7.30%		0.27%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent									15.07%	9.85%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent									18.21%	16.20%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									27.14%			8.65%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								8.56%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent									5.51%						2.28%	2.11%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent									18.47%				11.90%
OneAscent Core Plus Bond ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent									8.32%		0.62%
OneAscent Emerging Markets ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent									10.50%	11.22%
OneAscent International Equity ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent									13.30%	18.18%
OneAscent Large Cap Core ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent									23.33%			5.42%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent								4.50%
OneAscent Small Cap Core ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent								10.08%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Treasury Index
Average Annual Return, Percent									6.02%						(0.61%)	1.06%